FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of financial assets

	December 31,
	2021	2020
Cash and cash equivalents (Note 14)	40,590	85,405

Trade and other receivables (Note 18)	39,795	35,031

Accounts receivable, related parties (Note 31)	7,287	14,189

Other financial assets:

Financial assets at amortized cost:
Deposits and loans issued	208,018	118,594
Notes	9,158	9,583
Other	2,138	2,196
Total financial assets at amortized cost	219,314	130,373

Financial assets at fair value through profit or loss:
Securities held by MTS Bank and Sistema Capital	25,687	21,824
Mutual funds	10,719	10,699
Assets in Sistema Capital trust management	10,374	10,313
Cross-currency swaps not designated as hedges	4,627	4,508
Contingent consideration (Note 11)	1,867	2,631
Investments in equity	1,228	—
Embedded derivatives in a lease agreement	434	562
Assets under option agreements	112	228
Currency forwards, swaps and options not designated as hedges	110	2
Total financial assets at fair value through profit or loss	55,158	50,767

Total other financial assets	274,472	181,140

Total financial assets	362,144	315,765
Less current portion	(224,862)	(227,338)

Total financial assets, non-current	137,282	88,427

Schedule of financial liabilities

	December 31,
	2021	2020
Trade and other payables	72,078	56,017

Accounts payable, related parties (Note 31)	4,107	3,146

Other financial liabilities:

Financial liabilities at amortized cost:
Bank and other loans (Note 24)	270,143	221,113
Notes (Note 24)	191,996	208,155
Bank deposits and liabilities (Note 30)	221,368	167,677
Lease obligations (Note 0)	154,509	150,814
Total financial liabilities at amortized cost	838,016	747,759

Financial liabilities at fair value through profit or loss:
Contingent consideration and other liabilities	383	1,068
Liabilities under option agreements	—	55
Total financial liabilities at fair value through profit or loss	383	1,123

Total other financial liabilities	838,399	748,882

Total financial liabilities	914,584	808,045
Less current portion	(413,990)	(276,368)

Total financial liabilities, non-current	500,594	531,677

Schedule of fair value of financial instruments

		December 31,
	Level of inputs	2021	2020
Assets
Securities held by MTS Bank and Sistema Capital	Level 1	25,687	21,824
Derivative instruments	Level 2	4,736	4,510
Cross-currency swaps not designated as hedges		4,627	4,508
Currency forwards, swaps and options		110	2
Mutual investment funds, managed by Sistema Capital (Note 15)	Level 2	10,719	10,699
Assets in Sistema Capital trust management (Note 15)	Level 2	10,374	10,313
Embedded derivatives in a lease agreement	Level 2	434	562
Contingent consideration	Level 3	1,867	2,631
Investments in equity	Level 3	1,228	—
Assets under option agreements	Level 3	112	228

Liabilities
Contingent consideration	Level 3	(188)	(944)
Liabilities under option agreements	Level 3	—	(55)

Schedule of net realized and unrealized gains (losses) of level 3 assets and liabilities

	For the years ended December 31,
	2021	2020	2019
Net realized gains of Level 3 assets	2,263	846	2,013
Net realized losses of Level 3 liabilities	(420)	(39)	(1,813)

	1,843	807	200

	For the years ended December 31,
	2021	2020	2019
Net unrealized gains of Level 3 assets	385	—	—
Net unrealized gains/(losses) of Level 3 liabilities	391	—	—

	776	—	—

Schedule of borrowings, gross of debt issuance costs, where carrying value does not approximate fair value

		December 31, 2021		December 31, 2020
	Level of		Carrying		Carrying
	inputs	Fair value	value	Fair value	value
Notes	Level 1	(173,903)	(174,984)	(200,198)	(191,142)
Unquoted notes	Level 3	(17,012)	(17,012)	(17,012)	(17,012)
Bank and other loans (Note 24)	Level 3	(267,405)	(270,143)	(221,113)	(221,113)
		(458,320)	(462,139)	(438,323)	(429,267)